Income Taxes (Details) - Schedule of Carryforwards are Scheduled to Expire - Apr. 30, 2024 ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)
Schedule of Carryforwards are Scheduled to Expire [Line Items]
Operating loss carryforwards	¥ 7,336,942	$ 46,572
Between 2025 and 2028 [Member]
Schedule of Carryforwards are Scheduled to Expire [Line Items]
Operating loss carryforwards	95,406	606
Between 2029 and 2032 [Member]
Schedule of Carryforwards are Scheduled to Expire [Line Items]
Operating loss carryforwards	2,854,780	18,121
2033 and thereafter [Member]
Schedule of Carryforwards are Scheduled to Expire [Line Items]
Operating loss carryforwards	¥ 4,386,756	$ 27,845